INTANGIBLES (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended	12 Months Ended		37 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Licensing Agreement - Bright	Dec. 31, 2011 Licensing Agreement - Bright	Dec. 31, 2012 Licensing Agreement - Bright
Purchases of intangibles			$ 50,000	$ 50,000		$ 50,000	$ 50,000	$ 50,000
Useful Life				10 years				10 years
Amortization expense	$ 78,290	$ 152,075						$ 2,500	$ 0	$ 2,500